General and administrative expenses	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
General and administrative expenses	General and administrative expenses

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Compensation, payroll charges, welfare benefits, provision for labor claims, dismissals, training and other	(29,088)	(27,365)	(25,389)
Employees’ profit sharing and share-based payment	(9,251)	(8,253)	(7,011)
Third-party and financial system services, security, transportation and travel expenses	(8,419)	(8,051)	(7,851)
Data processing and telecommunications	(5,886)	(5,190)	(5,027)
Installations and materials	(2,928)	(2,395)	(2,243)
Advertising, promotions and publicity	(1,740)	(1,976)	(1,996)
Depreciation and amortization	(7,419)	(7,177)	(6,529)
Selling - credit cards	(6,184)	(6,286)	(6,114)
Claims losses	(753)	(801)	(1,007)
Selling of non-financial products	-	(4,990)	(641)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(137)	(353)	(1,595)
Provision for lawsuits civil	(1,343)	(1,609)	(1,679)
Provision for tax and social security lawsuits and other risks	1,321	(1,019)	(726)
Other	(7,349)	(3,951)	(7,951)
Total	(79,176)	(79,416)	(75,759)